Long-Term Vat Receivable	12 Months Ended
Dec. 31, 2025
Long-Term Vat Receivable [Abstract]
LONG-TERM VAT RECEIVABLE
10.	LONG-TERM VAT RECEIVABLE

Long-term receivable represents value added taxes in respect of exploration activities that will be recovered when the related project commences production, subject to local regulations.

As at	December 31, 2025	December 31, 2024
	$	$
Opening balance	2,261,717	1,799,497
VAT related to local purchases and services	1,149,881	738,638
Foreign exchange	483,018	(276,418)
Balance, end of period	3,894,616	2,261,717
Current portion	–	–
Long-term portion	3,894,616	2,261,717